Financial risk management - Schedule of Deposits Held which Derive Interest Revenue Together with the Maximum and Minimum Interest Rates Being Earned (Details) - Interest rate risk
$ in Thousands, $ in Thousands
	12 Months Ended
	Jun. 30, 2026 USD ($)	Jun. 30, 2026 AUD ($)	Jun. 30, 2025 USD ($)	Jun. 30, 2025 AUD ($)
Disclosure of Financial Risk Management [Line Items]
Effect on profit from change in tax rate	10.00%	10.00%	10.00%	10.00%
USD
Disclosure of Financial Risk Management [Line Items]
Funds invested	$ 70,300		$ 117,902
Effect on profit from change in interest rate increase or decrease	10.00%	10.00%	10.00%	10.00%
Rate increase on funds invested	$ 216		$ 493
Rate decrease on funds invested	$ (216)		$ (493)
AUD
Disclosure of Financial Risk Management [Line Items]
Funds invested		$ 1,395		$ 49,235
Effect on profit from change in interest rate increase or decrease	10.00%	10.00%	10.00%	10.00%
Rate increase on funds invested		$ 6		$ 185
Rate decrease on funds invested		$ (6)		$ (185)
Low | USD
Disclosure of Financial Risk Management [Line Items]
Funds invested percentage	1.21%	1.21%	4.18%	4.18%
Rate increase	1.33%	1.33%	4.60%	4.60%
Rate decrease	1.09%	1.09%	3.76%	3.76%
Low | AUD
Disclosure of Financial Risk Management [Line Items]
Funds invested percentage	3.85%	3.85%	3.35%	3.35%
Rate increase	4.24%	4.24%	3.69%	3.69%
Rate decrease	3.47%	3.47%	3.02%	3.02%
High | USD
Disclosure of Financial Risk Management [Line Items]
Funds invested percentage	3.62%	3.62%	4.18%	4.18%
Rate increase	3.98%	3.98%	4.60%	4.60%
Rate decrease	3.26%	3.26%	3.76%	3.76%
High | AUD
Disclosure of Financial Risk Management [Line Items]
Funds invested percentage	4.93%	4.93%	4.21%	4.21%
Rate increase	5.42%	5.42%	4.63%	4.63%
Rate decrease	4.44%	4.44%	3.79%	3.79%